Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Tax Provisions (Benefit) for Income Taxes
Tax provisions (benefit) for income taxes consisted of the following:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Current
Domestic(1)	$9,166	$12,775	$2,135
Foreign	41,412	14,628	18,421
Total	50,578	27,403	20,556
Deferred
Domestic(1)	$6,164	$5,853	$6,300
Foreign	(9,798)	(13,520)	(2,493)
Total	(3,634)	(7,667)	3,807
Provision (benefit) for income taxes	$46,944	$19,736	$24,363
(1) Domestic refers to Germany.

Schedule of Income before Income Taxes
Income before income taxes for fiscal years 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Domestic(1)	$115,594	$121,061	$52,426
Foreign	52,660	(36,465)	21,446
Income before income taxes	$168,254	$84,596	$73,872
(1) Domestic refers to Germany.

Schedule of Effective Tax Rate Reconciliation
The following tax reconciliation shows the difference between the expected income taxes using the German overall tax rate of 32.00% and the effective income taxes in the income statement, for the years ended December 31, 2018, 2017 and 2016, respectively. The German tax rate is applied due to the fact that the primary operating entity is located in Germany and this entity holds all non-German operations.

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Income before income taxes	$168,254	$84,596	$73,872
Expected income tax thereon	53,841	27,071	23,639
Tax rate differential	(6,695)	(2,249)	(5,201)
Change in valuation allowance on deferred tax assets and for losses without recognition of deferred taxes	(204)	(3,689)	1,740
Change in the tax rate and tax laws	(802)	(9,543)	(75)
Income taxes for prior years	876	561	32
Tax on non-deductible interest expenses	1,096	1,522	1,711
Taxes on other non-deductible expenses, and non-deductible taxes	(893)	6,216	5,144
Effects of changes in permanent differences	96	(879)	151
Tax effect on tax-free income	(532)	(1,033)	(1,263)
Other tax effects	161	1,759	(1,515)
Effective income taxes as reported	$46,944	$19,736	$24,363
Effective tax rate	27.90%	23.33%	32.98%

Schedule of Significant Components of Deferred Income Taxes
Significant components of deferred income taxes were as follows:

	December 31
	2018	2017
	(In thousands)
Assets
Intangible assets	$842	$1,204
Property, plant and equipment	8,963	10,078
Financial assets	7,044	8,764
Inventories	4,131	2,633
Receivables, other assets	1,207	2,941
Liabilities
Provisions	18,825	20,275
Liabilities	31,093	28,185
Other
Loss carryforwards	43,753	54,918
Interest Carry forwards	9,041	8,162
Tax credits	1,022	—
Other	2,750	—
Total deferred tax assets (gross)	128,671	137,160
Valuation allowance	(40,905)	(54,596)
Total deferred tax assets (net)	$87,766	$82,564

	December 31
	2018	2017
	(In thousands)
Assets
Intangible assets	$12,973	$740
Property, plant and equipment	30,628	32,784
Financial assets	6,719	6,629
Receivables, other assets	12,157	13,578
Liabilities
Other	8,005	2,238
Provisions	6,441	6,808
Liabilities	3,953	2,062
Total deferred tax liabilities	$80,876	$64,839
The following table illustrates the gross and net deferred tax positions after the application of jurisdictional netting.

	December 31
	2018	2017
	(In thousands)
Deferred tax assets
Gross deferred tax assets	$87,766	$82,564
Net deferred tax assets	52,395	38,195
Deferred tax liabilities
Gross deferred tax liabilities	80,876	64,839
Net deferred tax liabilities	45,504	20,470
Net deferred tax asset / (liability) positions	$6,891	$17,725

Summary of Tax Loss Carryforwards
The following table provides detail surrounding the expiration dates of the gross amount of tax loss carryforwards and tax credits:

	Net operating loss carryforwards	Tax Credits
	(In thousands)
2019 to 2025	$758	$—
2026 and thereafter	21,325	1,001
Indefinite carry-forwards	155,108	21
Total	$177,191	$1,022
The following tax loss and interest carryforwards were recognized as at December 31, 2018 and 2017 (gross amounts):

	December 31
	2018	2017
	(In thousands)
Corporate income tax loss carryforwards	$71,904	$114,551
Trade tax loss carryforwards	—	—
Total	$71,904	$114,551

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal years 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	(In thousands)
Balance at beginning of the year	$13,155	$10,660	$12,103
Additions based on tax positions related to the current year	4	1,590	165
Additions for tax positions of prior year	2,982	1,663	1,012
Reductions of tax positions of prior year	(1,370)	(759)	(2,619)
Reductions related to settlements	—	—	—
Reductions from lapse of statute of limitations	—	—	—
Balance at end of the year	$14,771	$13,155	$10,660

Disclosure of Deferred Tax Asset Not Recognized
No deferred tax assets were recognized for the following items (gross amounts):

	December 31
	2018	2017
	(In thousands)
Deductible temporary differences	$40,905	$34,019
Corporate income tax loss carryforwards	105,287	125,198
Trade tax loss carryforwards	—	256
Interest carryforwards for tax purposes	28,562	24,628
Total	$174,754	$184,101

Summary of Tax Credit Carryforwards
The following table provides detail surrounding the expiration dates of the gross amount of tax loss carryforwards and tax credits:

	Net operating loss carryforwards	Tax Credits
	(In thousands)
2019 to 2025	$758	$—
2026 and thereafter	21,325	1,001
Indefinite carry-forwards	155,108	21
Total	$177,191	$1,022